FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:         /  /   (a)

                or fiscal year ending:  12/31/97   (b)

Is this a transition report? (Y/N)--------------------------
-------------  N

Is this an amendment to a previous filing? (Y/N)------------
-------------  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A.  Registrant Name:   JACKSON NATIONAL SEPARATE ACCOUNT
- I
   B.  File Number: 811-8664
   C.  Telephone Number: (517) 394-3400

2. A.  Street: 5901 EXECUTIVE DR.
   B.  City:  LANSING    C. State:  MI   D. Zip Code:  48911
Zip Ext:
   E.  Foreign Country:                         Foreign
Postal Code:

3. Is this the first filing on this form by Registrant?
(Y/N)------------  N

4. Is this the last filing on this form by Registrant? (Y/N)-
------------  N

5. Is Registrant a small business investment company (SBIC)?
(Y/N)-------  N
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)-------
-------------  Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending 12/31/97
File number 811-8664

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:  JACKSON NATIONAL LIFE INSURANCE
COMPANY
     B. [/] File Number (if any):  812-9302
     C. [/] City:  LANSING       State:  MI   Zip Code:
48911   Zip Ext.:
        [/] Foreign Country:             Foreign Postal
Code:

111. A. [/] Depositor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:
Zip Ext.:
        [/] Foreign Country:             Foreign Postal
Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:
Zip Ext.:
        [/] Foreign Country:             Foreign Postal
Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:
Zip Ext.:
        [/] Foreign Country:             Foreign Postal
Code:

113. A. [/] Trustee Name:
     B. [/] City:                State:       Zip Code:
Zip Ext.:
        [/] Foreign Country:             Foreign Postal
Code:

113. A. [/] Trustee Name:
     B. [/] City:                State:       Zip Code:
Zip Ext.:
        [/] Foreign Country:             Foreign Postal
Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number: 8-
     C. [/] City:                State:       Zip Code:
Zip Ext.:
        [/] Foreign Country:             Foreign Postal
Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:                State:       Zip Code:
Zip Ext.:
        [/] Foreign Country:             Foreign Postal
Code:

115. A. [/] Independent Public Accountant Name:  PRICE
WATERHOUSE LLP
     B. [/] City:  CHICAGO       State:  IL   Zip Code:
60601   Zip Ext.:
        [/] Foreign Country:             Foreign Postal
Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:                State:       Zip Code:
Zip Ext.:
        [/] Foreign Country:             Foreign Postal
Code:

For period ending 12/31/97
File number 811-8664

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)--------------------------------
-------------  Y
     B. [/] Identify the family in 10 letters:------- J A C
K S O N N A T
            (NOTE: In filing this form, use this
identification
             consistently for all investment companies in family. This
             designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an
             insurance company? (Y/N)-----------------------
-------------- Y
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
     B. [/] Variable annuity contracts? (Y/N)---------------
-------------  Y
     C. [/] Scheduled premium variable life contracts? (Y/N)-
------------  N
     D. [/] Flexible premium variable life contracts? (Y/N)-
-------------  N
     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)-------------------
-------------  N

118. [/] State the number of series existing at the end of
the period that
         had securities registered under the Securities Act
of 1933------  1

119. [/] State the number of new series for which
registration statements
         under the Securities Act of 1933 became effective
during the
         period---------------------------------------------
-------------  0

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
        ($000's omitted)------------------------------------
------------ $ 0

121. [/] State the number of series for which a current
prospectus was in
         existence at the end of the period-----------------
-------------  1

122. [/] State the number of existing series for which
additional units
         were registered under the Securities Act of 1933
during the current
         period---------------------------------------------
-------------  0

123. [/] State the total value of the additional units
considered in
         answering item 122 ($000's omitted)----------------
----------- $  0

124. [/] State the total value of units of prior series that were placed
         in the portfolios of subsequent series during the
current period
         (the value of these units is to be measured on the
date they were
         placed in the subsequent series) ($000's omitted)--
----------- $  0

For period ending 12/31/97
File number 811-8664

125. [/] State the total dollar amount of sales loads
collected (before
         reallowances to other brokers or dealers) by
Registrant's
         principal underwriter and any underwriter which is
an affiliated
         person of the principal underwriter during the
current period
         solely from the sale of units of all series of
Registrant
         ($000's omitted)-----------------------------------
---------- $   0

126.     Of the amount shown in item 125, state the total
dollar amount of
         sales loads collected from secondary market
operations in
         Registrant's units (include the sales loads, if
any, collected on
         units of a prior series placed in the portfolio of
a subsequent
         series.) ($000's omitted)--------------------------
----------- $  0




127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income
         distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of
Total Income
                                    Series      Total Assets
Distributions
                                   Investing  ($000's
omitted)  ($000's omitted)
                                   ---------  --------------
--  ----------------
A. U.S. Treasury direct issue------  _____       $_________
$_________
B. U.S. Government agency----------  _____       $_________
$_________
C. State and municipal tax-free----  _____       $_________
$_________
D. Public utility debt-------------  _____       $_________
$_________
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent--  _____       $_________
$_________
F. All other corporate intermed.
   & long-term debt---------------   _____       $_________
$_________
G. All other corporate short-term
   debt----------------------------  _____       $_________
$_________
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers-------------------------  _____       $_________
$_________
I. Investment company equity
   securities----------------------  __1__       $1,082,759
$_________
J. All other equity securities-----  _____       $_________
$_________
K. Other securities----------------  _____       $_________
$_________
L. Total assets of all series of
   registrant----------------------  __1__       $1,082,759
$_________

For period ending 12/31/97
File number 811-8664

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)----------------------
-------------  N
          [If answer is "N" (No), go to item 131.]

129.  [/] Is the issuer of any instrument covered in item
128 delinquent or
          in default as to payment of principal or interest
at the end of
          the current period? (Y/N)-------------------------
------------- _
          [If answer is "N" (No), go to item 131.]

130.  [/] In computations of NAV or offering price per unit, is any part of
          the value attributed to instruments identified in
item 129
          derived from insurance or guarantees? (Y/N)-------
------------- _

131.      Total expenses incurred by all series of
Registrant during the
          current reporting period ($000's omitted)---------
----------- $  10,768

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-_____    811-_____     811-_____     811-_____
811-_____
          811-_____    811-_____     811-_____     811-_____
811-_____
          811-_____    811-_____     811-_____     811-_____
811-_____
          811-_____    811-_____     811-_____     811-_____
811-_____
          811-_____    811-_____     811-_____     811-_____
811-_____
          811-_____    811-_____     811-_____     811-_____
811-_____
          811-_____    811-_____     811-_____     811-_____
811-_____
          811-_____    811-_____     811-_____     811-_____
811-_____
          811-_____    811-_____     811-_____     811-_____
811-_____

SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee).


City of:  LANSING        State of:  MI    Date:  2/27/98


Name of Registrant, Depositor or Trustee: JACKSON NATIONAL
SEPARATE ACCOUNT - I




By (Name and Title):     /s/  ANDREW B. HOPPING
                         -------------------------------
                         ANDREW B. HOPPING
                         SENIOR VICE PRESIDENT AND CHIEF
FINANICAL OFFICER
                         -------------------------------

Witness (Name and Title): /s/  THOMAS J. MEYER
                         -------------------------------
                         THOMAS J. MEYER
                         VICE PRESIDENT AND SECRETARY
                         -------------------------------